Goodwill and Intangible Assets (Goodwill) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]	$ 6,405		$ 6,399
Purchase Accounting Adjustment		5
Dominion Questar Combination				6
Goodwill, Ending Balance	[1]	6,410		6,405
Dominion Energy Gas Holdings, LLC
Goodwill [Roll Forward]
Goodwill, Beginning Balance		1,466		1,466	[1]
Purchase Accounting Adjustment		5
No events affecting goodwill
Goodwill, Ending Balance		1,471	[1]	1,466
Operating Segments | Power Generation
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]	1,422		1,422
Goodwill, Ending Balance	[1]	1,422		1,422
Operating Segments | Gas Infrastructure
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]	4,057		4,051
Purchase Accounting Adjustment		5
Dominion Questar Combination	[2]			6
Goodwill, Ending Balance	[1]	4,062		4,057
Operating Segments | Power Delivery
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]	926		926
Goodwill, Ending Balance	[1]	926		926
Operating Segments | Dominion Energy Gas Holdings, LLC | Power Generation
Goodwill [Roll Forward]
No events affecting goodwill
Operating Segments | Dominion Energy Gas Holdings, LLC | Gas Infrastructure
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]			1,466
Purchase Accounting Adjustment		5
No events affecting goodwill
Goodwill, Ending Balance	[1]	$ 1,471
Operating Segments | Dominion Energy Gas Holdings, LLC | Power Delivery
Goodwill [Roll Forward]
No events affecting goodwill
Operating Segments | Dominion Energy Gas Holdings, LLC | Corporate and Other
Goodwill [Roll Forward]
No events affecting goodwill	[3]

[1]	Goodwill amounts do not contain any accumulated impairment losses.
[2]	See Note 3.
[3]	Goodwill recorded at the Corporate and Other segment is allocated to the primary operating segments for goodwill impairment testing purposes.